Value Line Core Bond Fund

Supplement dated July 15, 2015 to

Summary Prospectus dated May 1, 2015

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus and any existing supplements thereto.

EULAV Asset Management (the “Adviser”) and EULAV Securities LLC (the “Distributor”) have entered into an Expense Limitation Agreement with the Value Line Core Bond Fund (the “Fund”) pursuant to which the Adviser and Distributor have contractually agreed to limit the Fund’s annual operating expenses to a specified percentage of the Fund’s average daily net assets, effective July 15, 2015 through June 30, 2016.

In connection with these changes, effective July 15, 2015, the section labeled “Fees and expenses” on page 2 of the Summary Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%

Distribution and Service (12b-1) Fees	0.25%

Other Expenses	0.51%

Total Annual Fund Operating Expenses	1.26%

Less Fee Waiver and Expense Reimbursement(1)	-0.27%

Net Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%

(1)	EULAV Asset Management (the “Adviser”) and EULAV Securities LLC, the Fund’s principal underwriter (the “Distributor”) have agreed to waive a portion of their advisory and Rule 12b-1 fees and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.99% of the Fund’s average daily net assets (the “Expense Limitation”). The Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2016 only with the agreement of the Fund’s Board.

Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the fee waiver and expense reimbursement is in place for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Value Line Core Bond Fund	$101	$373	$666	$1,499

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Value Line Core Bond Fund

Supplement dated July 15, 2015 to

Prospectus dated May 1, 2015

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and any existing supplements thereto.

EULAV Asset Management (the “Adviser”) and EULAV Securities LLC (the “Distributor”) have entered into an Expense Limitation Agreement with the Value Line Core Bond Fund (the “Fund”) pursuant to which the Adviser and Distributor have contractually agreed to limit the Fund’s annual operating expenses to a specified percentage of the Fund’s average daily net assets, effective July 15, 2015 through June 30, 2016.

A.	In connection with these changes, effective July 15, 2015, the section labeled “Fees and expenses” on page 9 of the Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%

Distribution and Service (12b-1) Fees	0.25%

Other Expenses	0.51%

Total Annual Fund Operating Expenses	1.26%
Less Fee Waiver and Expense Reimbursement(1)	-0.27%

Net Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%

(1)	EULAV Asset Management (the “Adviser”) and EULAV Securities LLC, the Fund’s principal underwriter (the “Distributor”) have agreed to waive a portion of their advisory and Rule 12b-1 fees and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.99% of the Fund’s average daily net assets (the “Expense Limitation”). The Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2016 only with the agreement of the Fund’s Board.

Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the fee waiver and expense reimbursement is in place for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Core Bond Fund	$101	$373	$666	$1,499

B.	The line item for the Value Line Core Bond Fund in the section labeled “Management fees” on page 64 is deleted and replaced with the following:

Value Line Core Bond Fund	0.50% of the Fund’s average daily net assets.(1)

(1)	Effective July 15, 2015, the contractual fee waiver previously in effect is discontinued and replaced by the Expense Limitation, as described in the footnote to the Annual Fund Operating Expenses table above.

C.	The line item for the Value Line Core Bond Fund in the bullet labeled “Service and Distribution Plan” of the section labeled “How to buy shares” on page 68 is deleted and replaced with the following:

Fund	Contractual Rule 12b-1 Fee Waiver
Value Line Core Bond Fund	Effective July 15, 2015, the Rule 12b-1 fee waiver is discontinued and replaced by the Expense Limitation, as described in the footnote to the Annual Fund Operating Expenses table above.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

Value Line Core Bond Fund

Supplement dated July 15, 2015 to

Statement of Additional Information dated May 1, 2015

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information and any existing supplements thereto.

EULAV Asset Management (the “Adviser”) and EULAV Securities LLC (the “Distributor”) have entered into an Expense Limitation Agreement with the Value Line Core Bond Fund (the “Fund”) pursuant to which the Adviser and Distributor have contractually agreed to limit the Fund’s annual operating expenses to a specified percentage of the Fund’s average daily net assets, effective July 15, 2015 through June 30, 2016. Accordingly, the following changes are made to the Statement of Additional Information, effective July 15, 2015:

A.	The line item for the Value Line Core Bond Fund in the table appearing in the section labeled “Investment Advisory and Other Services” on page B-22 is deleted and replaced with the following:

Fund	Advisory Fee Rate as a % of Average Daily Net Assets	Advisory Fees Paid or Accrued to the Adviser for the fiscal years ended December 31:
		2014	2013	2012
Value Line Core Bond Fund(1)	0.50%(2)	$ 414,473	$ 382,486	$237,606

(1)	In 2013, Value Line Core Bond Fund changed its fiscal year end from January 31 to December 31. The information shown for 2012, 2013 and 2014 is for the Fund’s fiscal years ended January 31, 2012, and December 31, 2013 and 2014, respectively. For the period June 1, 2012 through June 30, 2013, the Adviser waived a portion of the management fee in an amount equal to 0.20% of the Fund’s average daily net assets. Effective July 15, 2015, the management fee waiver is discontinued and replaced by the Expense Limitation Agreement described below. Prior to July 15, 2015, the Adviser contractually agreed to waive a portion of the management fee in an amount equal to 0.10% of the Fund’s average daily net assets from June 1, 2013 to June 30, 2014 and an amount equal to 0.20% of the Fund’s average daily net assets from July 1, 2014 to July 14, 2015. The fees waived amounted to $63,362, $76,530 and $123,886 for the year ended January 31, 2013, the 11-month period ending December 31, 2013 and the year ended December 31, 2014, respectively.

(2)	Following a permanent fee reduction effective February 1, 2013, the investment advisory agreement between the Value Line Core Bond Fund and the Adviser provides for a monthly advisory fee at an annual rate equal to 0.50% of average daily net assets. Prior to this permanent fee reduction, the investment advisory agreement between the Fund and the Adviser provided for a monthly advisory fee at an annual rate equal to 0.70% on the first $100 million of the Fund’s average daily net assets and 0.50% on any additional assets.

B.	After the subsection labeled “Principal Underwriter” on page B-24, the following additional subsection is inserted:

Expense Limitation Agreement. The Adviser and the Distributor are parties with the Fund to an Expense Limitation Agreement pursuant to which the Adviser and the Distributor have agreed to waive a proportionate amount of their advisory fees and Rule 12b-1 fees, respectively, and the Adviser has further agreed to reimburse certain expenses of the Fund, to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.99% of the Fund’s average daily net assets (the “Expense Limitation”). The Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within three (3) years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2016 only with the agreement of the Fund’s Board.

C.	The line item for the Value Line Core Bond Fund in the section labeled “Service and Distribution Plan” on page B-26 of the Statement of Additional Information is deleted and replaced with the following:

Fund	Contractual Fee Waiver	Total Fees Waived for the Fiscal Year Ended December 31, 2014
Value Line Core Bond Fund	Effective July 15, 2015, the Rule 12b-1 fee waiver is discontinued and replaced by the Expense Limitation Agreement (as described above). Prior to July 15, 2015, the Distributor waived a portion of the Fund’s Rule 12b-1 fees in an amount equal to 0.05% of its average daily net assets from June 1, 2013 to June 30, 2014 and 0.15% of its average daily net assets from July 1, 2014 to July 14, 2015.	$82,439

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE